BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Controlling Company (Details) - Telecom Argentina - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cablevision Holding
Related party balances and transactions
Number of shares contributed in voting trust	235,177,350	235,177,350
Ownership percentage by parent	28.16%	28.16%
Fintech and CVH
Related party balances and transactions
Ownership percentage by parent	21.84%	21.84%
Percentage of shares contributed in voting trust	10.92%	10.92%
Fintech Telecom
Related party balances and transactions
Number of shares contributed in voting trust	235,177,350	235,177,350